EBC-Q3

Quarterly Report
November 30, 2025
MFS®  Blended Research®  Core
Equity ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.6%
BWX Technologies, Inc.	1,272	$227,535
Curtiss-Wright Corp.	164	92,544
General Dynamics Corp.	328	112,055
General Electric Co.	1,645	490,950
		$923,084
Automotive – 2.0%
Aptiv PLC (a)	3,249	$251,960
Tesla, Inc. (a)	624	268,426
		$520,386
Broadcasting – 1.8%
Netflix, Inc. (a)	3,286	$353,508
Spotify Technology S.A. (a)	164	98,215
		$451,723
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	615	$57,029
Citigroup, Inc.	3,991	413,468
Interactive Brokers Group, Inc.	369	23,992
Robinhood Markets, Inc. (a)	205	26,340
		$520,829
Business Services – 0.3%
Cognizant Technology Solutions Corp., “A”	451	$35,047
Verisk Analytics, Inc., “A”	161	36,236
		$71,283
Computer Software – 11.0%
Autodesk, Inc. (a)	82	$24,874
Cadence Design Systems, Inc. (a)	82	25,571
Datadog, Inc., “A” (a)	328	52,483
Intuit, Inc.	451	285,970
Microsoft Corp.	3,134	1,541,959
Okta, Inc. (a)	3,668	294,650
Salesforce, Inc.	1,481	341,430
VeriSign, Inc.	205	51,658
Zoom Communications, Inc. (a)	2,428	206,283
		$2,824,878
Computer Software - Systems – 7.4%
Apple, Inc.	5,594	$1,559,887
Arista Networks, Inc. (a)	2,014	263,189
Seagate Technology Holdings PLC	287	79,410
		$1,902,486
Consumer Products – 1.4%
Colgate-Palmolive Co.	4,524	$363,684
Consumer Services – 0.3%
Uber Technologies, Inc. (a)	906	$79,311
Containers – 0.5%
Smurfit Westrock PLC	3,577	$127,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Amphenol Corp., “A”	1,481	$208,673
Eaton Corp. PLC	82	28,363
nVent Electric PLC	1,727	185,255
		$422,291
Electronics – 15.0%
Broadcom, Inc.	1,768	$712,433
Flex Ltd. (a)	1,065	62,952
KLA Corp.	390	458,433
Lam Research Corp.	2,920	455,520
Micron Technology, Inc.	205	48,479
NVIDIA Corp.	11,936	2,112,672
		$3,850,489
Energy - Independent – 1.7%
Phillips 66	2,633	$360,616
Valero Energy Corp.	410	72,471
		$433,087
Energy - Integrated – 0.7%
Chevron Corp.	1,029	$155,513
Exxon Mobil Corp.	164	19,011
		$174,524
Energy - Renewables – 0.2%
AES Corp.	1,850	$26,011
Generac Holdings, Inc. (a)	164	24,867
		$50,878
Food & Beverages – 1.0%
Monster Worldwide, Inc. (a)	3,167	$237,493
PepsiCo, Inc.	123	18,295
		$255,788
Gaming & Lodging – 0.7%
Viking Holdings Ltd. (a)	2,633	$175,832
General Merchandise – 1.2%
Dollar General Corp.	2,715	$297,265
Health Maintenance Organizations – 1.6%
Cigna Group	769	$213,228
Humana, Inc.	824	202,515
		$415,743
Insurance – 3.9%
Ameriprise Financial, Inc.	697	$317,651
Berkshire Hathaway, Inc., “B” (a)	287	147,464
Chubb Ltd.	369	109,290
Equitable Holdings, Inc.	6,542	305,446
Everest Group Ltd.	41	12,886
Hartford Insurance Group, Inc.	906	124,149
		$1,016,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 8.0%
Alphabet, Inc., “A”	2,096	$671,097
Alphabet, Inc., “C”	1,604	513,473
Meta Platforms, Inc., “A”	1,358	879,916
		$2,064,486
Leisure & Toys – 0.4%
Roblox Corp., “A” (a)	1,194	$113,466
Machinery & Tools – 2.2%
Caterpillar, Inc.	378	$217,637
Deere & Co.	410	190,441
Trane Technologies PLC	164	69,123
Wabtec Corp.	451	94,056
		$571,257
Major Banks – 1.0%
JPMorgan Chase & Co.	328	$102,690
Regions Financial Corp.	5,772	146,898
		$249,588
Medical & Health Technology & Services – 0.8%
McKesson Corp.	247	$217,637
Medical Equipment – 1.4%
Boston Scientific Corp. (a)	1,399	$142,110
Medtronic PLC	1,358	143,038
Thermo Fisher Scientific, Inc.	150	88,625
		$373,773
Natural Gas - Distribution – 1.0%
Atmos Energy Corp.	1,522	$268,435
Oil Services – 1.0%
TechnipFMC PLC	5,472	$247,663
Other Banks & Diversified Financials – 5.5%
Mastercard, Inc., “A”	947	$521,352
Northern Trust Corp.	2,592	340,433
Synchrony Financial	3,536	273,545
Visa, Inc., “A”	824	275,579
		$1,410,909
Pharmaceuticals – 6.5%
AbbVie, Inc.	988	$224,968
Bristol-Myers Squibb Co.	3,704	182,237
Eli Lilly & Co.	106	114,000
Incyte Corp. (a)	328	34,263
Johnson & Johnson	3,043	629,657
Pfizer, Inc.	9,376	241,338
Vertex Pharmaceuticals, Inc. (a)	574	248,892
		$1,675,355
Precious Metals & Minerals – 0.1%
Newmont Corp.	287	$26,040
Railroad & Shipping – 1.1%
Union Pacific Corp.	1,276	$295,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.0%
CBRE Group, Inc., “A” (a)	574	$92,891
W.P. Carey, Inc., REIT	2,428	163,574
		$256,465
Restaurants – 1.2%
Aramark	8,392	$311,931
Specialty Chemicals – 0.5%
RPM International, Inc.	1,112	$119,262
Specialty Stores – 6.1%
Amazon.com, Inc. (a)	4,912	$1,145,577
O'Reilly Automotive, Inc. (a)	3,704	376,697
Tapestry, Inc.	369	40,324
		$1,562,598
Telecom - Infrastructure – 0.5%
American Tower Corp., REIT	742	$134,502
Tobacco – 1.5%
Philip Morris International, Inc.	2,428	$382,361
Utilities - Electric Power – 2.0%
Edison International	5,432	$319,891
PG&E Corp.	11,600	186,992
		$506,883
Total Common Stocks		$25,666,536
Mutual Funds – 0.2%
Money Market Funds – 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	45,481	$45,482

Other Assets, Less Liabilities – 0.1%		24,334
Net Assets – 100.0%		$25,736,352

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$25,666,536	$—	$—	$25,666,536
Investment Companies	45,482	—	—	45,482
Total	$25,712,018	$—	$—	$25,712,018
For further information regarding security characteristics, see the Portfolio of Investments.